Segment information (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Reportable segment percentage	10.00%	10.00%	10.00%
Provisions amount	$ 540	$ 8,312
Revenue corresponding principle amount	15,269	17,215	$ 9,697
Agricultural Business [Member]
Statement [Line Items]
Revenue corresponding principle amount	16,122	17,930	10,389
Corresponding to assets	20,452	19,931	20,671
Brazil [Member]
Statement [Line Items]
Revenue corresponding principle amount	13,035	10,932	8,896
Corresponding to assets		28,406	28,499
Other Countries [Member]
Statement [Line Items]
Revenue corresponding principle amount	13,644	12,154	9,584
Corresponding to assets	45,801	35,749	31,290
Other Countries [Member] | Urban properties and investments [Member]
Statement [Line Items]
Corresponding to assets	2,839	4,336	(9,568)
Operations Center in Argentina 1 [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	9,738	16,714	21,874
Corresponding to assets	204,358	232,963	176,544
UNITED STATES | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount		17	21
Corresponding to assets	2,030	3,471	(10,442)
MPIT [Member]
Statement [Line Items]
Provisions amount	14	26	13,004
Uruguay [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount		718
Corresponding to assets	801	865	874
FPC [Member]
Statement [Line Items]
Management fees		316
Corresponding to expenses	$ (234)	$ (196)	$ (223)